Summary of Significant Accounting Policies - Revenue Recognition (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Minimum [Member]
Significant Account Policies [Line Items]
Revenue recognition requisite period (in days)	3 days	3 days
Maximum [Member]
Significant Account Policies [Line Items]
Revenue recognition requisite period (in days)	30 days	30 days